Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average
			Summary	Average
	Summary		Compensation	Compensation	Value of Initial Fixed $100
	Compensation	Compensation	Table Total for	Actually Paid to	Investment based on: [4]
	Table Total for	Actually Paid to	Non-PEO	Non-PEO		Peer Group	Net	Adjusted
	PEO [1]	PEO [1,2,3]	NEOs [1]	NEOs [1,2,3]	TSR	TSR	Income [5]	EBITDA [6]
Year	($)	($)	($)	($)	($)	($)	($ Millions)	($ Millions)
2024	14,797,899	13,122,570	6,559,117	6,944,842	181.88	117.82	607	1,836
2023	13,049,808	32,135,116	6,197,654	8,375,169	176.48	97.78	552	1,694
2022	37,245,853	(19,023,223)	3,705,930	(4,976,312)	138.71	96.11	700	1,722
2021	16,065,575	84,901,421	3,997,020	13,836,953	208.96	115.44	749	1,670
2020	13,701,224	50,134,364	3,470,581	8,371,189	137.62	88.19	526	1,495
1	Mark W. Begor was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year are listed below.

2020-2021	2022	2023	2024
John W. Gamble, Jr.	John W. Gamble, Jr.	John W. Gamble, Jr.	John W. Gamble, Jr.
Rodolfo O. Ploder	Rodolfo O. Ploder	Rodolfo O. Ploder	Chad M. Borton
Sid Singh	Sid Singh	Bryson R. Koehler	Todd Horvath
Bryson R. Koehler	Bryson R. Koehler	Todd Horvath	Jamil Farshchi
	John J. Kelley III		Rodolfo O. Ploder

2	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.
3	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

	Summary	Exclusion of	Exclusion of	Inclusion
	Compensation	Change in	Stock Awards and	of Pension	Inclusion of	Compensation
	Table Total for	Pension Value for	Option Awards for	Service Cost for	Equity Values for	Actually Paid to
	PEO	PEO	PEO	PEO	PEO	PEO
Year	($)	($)	($)	($)	($)	($)
2024	14,797,899	0	(11,006,200)	0	9,330,871	13,122,570

	Average	Average	Average	Average
	Summary	Exclusion of	Exclusion of	Inclusion of	Average	Average
	Compensation	Change in	Stock Awards and	Pension	Inclusion of	Compensation
	Table Total for	Pension Value for	Option Awards for	Service Cost for	Equity Values for	Actually Paid to
	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs
Year	($)	($)	($)	($)	($)	($)
2024	6,559,117	(9,460)	(4,890,283)	117,960	5,170,656	6,944,842

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

				Change in Fair		Value of
	Year-End Fair			Value from		Dividends
	Value of Equity	Change in Fair	Vesting-Date	Last Day of	Fair Value at	or Other
	Awards Granted	Value from Last	Fair Value of	Prior Year to	Last Day of	Earnings Paid
	During Year	Day of Prior	Equity Awards	Vesting Date of	Prior Year of	on Equity
	That Remained	Year to Last	Granted During	Unvested Equity	Equity Awards	Awards Not	Total -
	Unvested as of	Day of Year of	Year that	Awards that	Forfeited	Otherwise	Inclusion of
	Last Day of Year	Unvested Equity	Vested During	Vested During	During Year	Included for	Equity Values for
	for PEO	Awards for PEO	Year for PEO	Year for PEO	for PEO	PEO	PEO
Year	($)	($)	($)	($)	($)	($)	($)
2024	10,356,930	(1,470,945)	0	444,886	0	0	9,330,871

	Average			Average Change		Average Value
	Year-End Fair	Average Change	Average	in Fair Value	Average Fair	of Dividends
	Value of Equity	in Fair Value	Vesting-Date	from Last Day	Value at	or Other
	Awards Granted	from Last Day	Fair Value of	of Prior Year to	Last Day of	Earnings Paid
	During Year	of Prior Year to	Equity Awards	Vesting Date of	Prior Year of	on Equity
	That Remained	Last Day of Year	Granted During	Unvested Equity	Equity Awards	Awards Not	Total -
	Unvested as of	of Unvested	Year that	Awards that	Forfeited	Otherwise	Average
	Last Day of	Equity Awards	Vested During	Vested During	During Year	Included for	Inclusion of
	Year for Non-PEO	for Non-PEO	Year for Non-PEO	Year for Non-PEO	for Non-PEO	Non-PEO	Equity Values for
	NEOs	NEOs	NEOs	NEOs	NEOs	NEOs	Non-PEO NEOs
Year	($)	($)	($)	($)	($)	($)	($)
2024	4,977,863	210,382	0	(17,589)	0	0	5,170,656

4	The Peer Group TSR set forth in this table utilizes the S&P 500 Banks Index (Industry Group), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Banks Index (Industry Group), respectively. Historical stock performance is not necessarily indicative of future stock performance.
5	This column presents the Company’s consolidated net income as reported in our Form 10-K for each covered year.
6	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. Adjusted EBITDA is a non-GAAP financial measure defined in Annex A to this Proxy Statement.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote

			Average
			Summary	Average
	Summary		Compensation	Compensation	Value of Initial Fixed $100
	Compensation	Compensation	Table Total for	Actually Paid to	Investment based on: [4]
	Table Total for	Actually Paid to	Non-PEO	Non-PEO		Peer Group	Net	Adjusted
	PEO [1]	PEO [1,2,3]	NEOs [1]	NEOs [1,2,3]	TSR	TSR	Income [5]	EBITDA [6]
Year	($)	($)	($)	($)	($)	($)	($ Millions)	($ Millions)
2024	14,797,899	13,122,570	6,559,117	6,944,842	181.88	117.82	607	1,836
2023	13,049,808	32,135,116	6,197,654	8,375,169	176.48	97.78	552	1,694
2022	37,245,853	(19,023,223)	3,705,930	(4,976,312)	138.71	96.11	700	1,722
2021	16,065,575	84,901,421	3,997,020	13,836,953	208.96	115.44	749	1,670
2020	13,701,224	50,134,364	3,470,581	8,371,189	137.62	88.19	526	1,495
1	Mark W. Begor was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year are listed below.

2020-2021	2022	2023	2024
John W. Gamble, Jr.	John W. Gamble, Jr.	John W. Gamble, Jr.	John W. Gamble, Jr.
Rodolfo O. Ploder	Rodolfo O. Ploder	Rodolfo O. Ploder	Chad M. Borton
Sid Singh	Sid Singh	Bryson R. Koehler	Todd Horvath
Bryson R. Koehler	Bryson R. Koehler	Todd Horvath	Jamil Farshchi
	John J. Kelley III		Rodolfo O. Ploder

Peer Group Issuers, Footnote

	Average			Average Change		Average Value
	Year-End Fair	Average Change	Average	in Fair Value	Average Fair	of Dividends
	Value of Equity	in Fair Value	Vesting-Date	from Last Day	Value at	or Other
	Awards Granted	from Last Day	Fair Value of	of Prior Year to	Last Day of	Earnings Paid
	During Year	of Prior Year to	Equity Awards	Vesting Date of	Prior Year of	on Equity
	That Remained	Last Day of Year	Granted During	Unvested Equity	Equity Awards	Awards Not	Total -
	Unvested as of	of Unvested	Year that	Awards that	Forfeited	Otherwise	Average
	Last Day of	Equity Awards	Vested During	Vested During	During Year	Included for	Inclusion of
	Year for Non-PEO	for Non-PEO	Year for Non-PEO	Year for Non-PEO	for Non-PEO	Non-PEO	Equity Values for
	NEOs	NEOs	NEOs	NEOs	NEOs	NEOs	Non-PEO NEOs
Year	($)	($)	($)	($)	($)	($)	($)
2024	4,977,863	210,382	0	(17,589)	0	0	5,170,656

PEO Total Compensation Amount	$ 14,797,899	$ 13,049,808	$ 37,245,853	$ 16,065,575	$ 13,701,224
PEO Actually Paid Compensation Amount	$ 13,122,570	32,135,116	(19,023,223)	84,901,421	50,134,364
Adjustment To PEO Compensation, Footnote
3	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

	Summary	Exclusion of	Exclusion of	Inclusion
	Compensation	Change in	Stock Awards and	of Pension	Inclusion of	Compensation
	Table Total for	Pension Value for	Option Awards for	Service Cost for	Equity Values for	Actually Paid to
	PEO	PEO	PEO	PEO	PEO	PEO
Year	($)	($)	($)	($)	($)	($)
2024	14,797,899	0	(11,006,200)	0	9,330,871	13,122,570

	Average	Average	Average	Average
	Summary	Exclusion of	Exclusion of	Inclusion of	Average	Average
	Compensation	Change in	Stock Awards and	Pension	Inclusion of	Compensation
	Table Total for	Pension Value for	Option Awards for	Service Cost for	Equity Values for	Actually Paid to
	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs
Year	($)	($)	($)	($)	($)	($)
2024	6,559,117	(9,460)	(4,890,283)	117,960	5,170,656	6,944,842

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

				Change in Fair		Value of
	Year-End Fair			Value from		Dividends
	Value of Equity	Change in Fair	Vesting-Date	Last Day of	Fair Value at	or Other
	Awards Granted	Value from Last	Fair Value of	Prior Year to	Last Day of	Earnings Paid
	During Year	Day of Prior	Equity Awards	Vesting Date of	Prior Year of	on Equity
	That Remained	Year to Last	Granted During	Unvested Equity	Equity Awards	Awards Not	Total -
	Unvested as of	Day of Year of	Year that	Awards that	Forfeited	Otherwise	Inclusion of
	Last Day of Year	Unvested Equity	Vested During	Vested During	During Year	Included for	Equity Values for
	for PEO	Awards for PEO	Year for PEO	Year for PEO	for PEO	PEO	PEO
Year	($)	($)	($)	($)	($)	($)	($)
2024	10,356,930	(1,470,945)	0	444,886	0	0	9,330,871

Non-PEO NEO Average Total Compensation Amount	$ 6,559,117	6,197,654	3,705,930	3,997,020	3,470,581
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,944,842	8,375,169	(4,976,312)	13,836,953	8,371,189
Adjustment to Non-PEO NEO Compensation Footnote
3	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

	Average	Average	Average	Average
	Summary	Exclusion of	Exclusion of	Inclusion of	Average	Average
	Compensation	Change in	Stock Awards and	Pension	Inclusion of	Compensation
	Table Total for	Pension Value for	Option Awards for	Service Cost for	Equity Values for	Actually Paid to
	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs
Year	($)	($)	($)	($)	($)	($)
2024	6,559,117	(9,460)	(4,890,283)	117,960	5,170,656	6,944,842

	Average			Average Change		Average Value
	Year-End Fair	Average Change	Average	in Fair Value	Average Fair	of Dividends
	Value of Equity	in Fair Value	Vesting-Date	from Last Day	Value at	or Other
	Awards Granted	from Last Day	Fair Value of	of Prior Year to	Last Day of	Earnings Paid
	During Year	of Prior Year to	Equity Awards	Vesting Date of	Prior Year of	on Equity
	That Remained	Last Day of Year	Granted During	Unvested Equity	Equity Awards	Awards Not	Total -
	Unvested as of	of Unvested	Year that	Awards that	Forfeited	Otherwise	Average
	Last Day of	Equity Awards	Vested During	Vested During	During Year	Included for	Inclusion of
	Year for Non-PEO	for Non-PEO	Year for Non-PEO	Year for Non-PEO	for Non-PEO	Non-PEO	Equity Values for
	NEOs	NEOs	NEOs	NEOs	NEOs	NEOs	Non-PEO NEOs
Year	($)	($)	($)	($)	($)	($)	($)
2024	4,977,863	210,382	0	(17,589)	0	0	5,170,656

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2024 to Company performance. The measures in this table are not ranked.

Adjusted EBITDA
Revenue
TSR
Relative TSR

Total Shareholder Return Amount	$ 181.88	176.48	138.71	208.96	137.62
Peer Group Total Shareholder Return Amount	117.82	97.78	96.11	115.44	88.19
Net Income (Loss)	$ 607,000,000	$ 552,000,000	$ 700,000,000	$ 749,000,000	$ 526,000,000
Company Selected Measure Amount	1,836,000,000	1,694,000,000	1,722,000,000	1,670,000,000	1,495,000,000
PEO Name	Average
Equity Awards Adjustments, Footnote

	Average	Average	Average	Average
	Summary	Exclusion of	Exclusion of	Inclusion of	Average	Average
	Compensation	Change in	Stock Awards and	Pension	Inclusion of	Compensation
	Table Total for	Pension Value for	Option Awards for	Service Cost for	Equity Values for	Actually Paid to
	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs
Year	($)	($)	($)	($)	($)	($)
2024	6,559,117	(9,460)	(4,890,283)	117,960	5,170,656	6,944,842

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

				Change in Fair		Value of
	Year-End Fair			Value from		Dividends
	Value of Equity	Change in Fair	Vesting-Date	Last Day of	Fair Value at	or Other
	Awards Granted	Value from Last	Fair Value of	Prior Year to	Last Day of	Earnings Paid
	During Year	Day of Prior	Equity Awards	Vesting Date of	Prior Year of	on Equity
	That Remained	Year to Last	Granted During	Unvested Equity	Equity Awards	Awards Not	Total -
	Unvested as of	Day of Year of	Year that	Awards that	Forfeited	Otherwise	Inclusion of
	Last Day of Year	Unvested Equity	Vested During	Vested During	During Year	Included for	Equity Values for
	for PEO	Awards for PEO	Year for PEO	Year for PEO	for PEO	PEO	PEO
Year	($)	($)	($)	($)	($)	($)	($)
2024	10,356,930	(1,470,945)	0	444,886	0	0	9,330,871

	Average			Average Change		Average Value
	Year-End Fair	Average Change	Average	in Fair Value	Average Fair	of Dividends
	Value of Equity	in Fair Value	Vesting-Date	from Last Day	Value at	or Other
	Awards Granted	from Last Day	Fair Value of	of Prior Year to	Last Day of	Earnings Paid
	During Year	of Prior Year to	Equity Awards	Vesting Date of	Prior Year of	on Equity
	That Remained	Last Day of Year	Granted During	Unvested Equity	Equity Awards	Awards Not	Total -
	Unvested as of	of Unvested	Year that	Awards that	Forfeited	Otherwise	Average
	Last Day of	Equity Awards	Vested During	Vested During	During Year	Included for	Inclusion of
	Year for Non-PEO	for Non-PEO	Year for Non-PEO	Year for Non-PEO	for Non-PEO	Non-PEO	Equity Values for
	NEOs	NEOs	NEOs	NEOs	NEOs	NEOs	Non-PEO NEOs
Year	($)	($)	($)	($)	($)	($)	($)
2024	4,977,863	210,382	0	(17,589)	0	0	5,170,656

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
6	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. Adjusted EBITDA is a non-GAAP financial measure defined in Annex A to this Proxy Statement.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,006,200)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,330,871
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,356,930
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,470,945)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	444,886
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year End Fair Value Of Prior Year Of Equity Awards Forfeited During The Year End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,460)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,960
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,890,283)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,170,656
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,977,863
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	210,382
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,589)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year End Fair Value Of Prior Year Of Equity Awards Forfeited During The Year End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0